CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net Loss	$ 220,360	$ (54,892)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	37,790	29,101
Gain/(loss) on disposition of equipment	(13,976)	0
Bad debt expenses	0	66,021
Increase of deferred income tax	26,324	0
Inventory adjustments	(42,705)	0
Impairment of intangible asset	5,814	217
Changes in assets and liabilities
Accounts receivable	(1,181,142)	(17,630)
Accounts payable	911,578	(129,809)
Accrued expenses and other current liabilities	(22,932)	(10,913)
Taxation	1,469	(11,402)
Prepaid expenses and other current assets	0	0
Net cash used in operating activities	(57,420)	(129,307)
Cash flows from financing activities
Proceeds from line of credit	9,395	0
Payment of borrowing expenses	(69,442)	0
Repayment of long term debt	0	(7,212)
Proceeds from long term debt	622,417	0
Proceeds from convertible notes/offerings	150,000	0
Payment of balance due to stockholder	(629,677)	100,844
Net cash provided by (used in) financing activities	82,693	93,632
Cash flows from investing activities
Net cash provided by (used in) investing activities	0	0
Effect of exchange rate changes on cash	(22,376)	26,533
Net income/ (decrease) in cash	2,897	(9,142)
Cash and cash equivalents, beginning of period	32,979	12,347
Cash and cash equivalents, end of period	$ 35,876	$ (3,205)